Related Party Transactions (Details Narrative)				1 Months Ended	12 Months Ended
	Sep. 09, 2016 USD ($) $ / shares shares	Feb. 02, 2016 USD ($) $ / shares shares	May 01, 2015 USD ($) Installment	Sep. 25, 2014 USD ($) Number	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Nov. 01, 2015 USD ($)
Common stock shares reserved under stock option plan | shares					19,595,000
Accounts payable					$ 33,290	$ 30,095
Research and development expense					$ 309,503	281,218
Exercise Price | $ / shares					$ 1.42
Charitable Gift Agreement [Member]
Donation to the University							$ 83,000
Charitable Grant Agreement [Member]
Donation to the University				$ 75,000
Donation periodic payment				$ 9,375
Number of installments | Number				8
Dr. Gerlach [Member]
Compensation expense for services					$ 42,480	36,720
Joseph Sierchio [Member]
Annual retainer payable					$ 6,000
Common stock shares reserved under stock option plan | shares					50,000
Exercise price | $ / shares					$ 1.91
Legal fees					$ 168,775	101,700
Accounts payable						8,322
Kenneth Kirkland [Member]
Annual retainer payable					$ 6,000
Common stock shares reserved under stock option plan | shares					50,000
Exercise price | $ / shares					$ 1.91
Option agreement [Member] | Dr. Gerlach [Member]
Number of installments | Installment			4
Fees payable under agreement			$ 24,000
Due to related party periodic payment			6,000
Research and development expense			$ 24,000
KCC [Member] | Loan agreement [Member]
Convertible debt financing, Maximum amount	$ 900,000
Convertible debt financing, Loan received	700,000
Convertible debt financing, Remaining amount	$ 200,000
Interest rate	7.00%
Maturity date	Dec. 31, 2017
Debt instrument conversion feature

(i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23

Debt instrument floor price | $ / shares	$ 1.23
KCC [Member] | Series B Warrant [Member]
Debt conversion converted instrument shares issued | shares		2,173,913
Exercise Price | $ / shares		$ 0.46
Proceeds from issuance of common stock		$ 1,000,000
KCC [Member] | Series E Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan | shares	584,416
Debt instrument conversion feature

(i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant

Warrant expiration period	5 years
StemCell Systems [Member]
Incurred expenses					$ 184,517	$ 194,336
Satterlee Stephens LLP [Member]
Accounts payable					$ 11,750